UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: MARCH 31, 2001
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Redstone Consulting, LLC
Address:  109 N. Post Oak Lane, Suite 200
          Houston, Tx  77024

13F File Number:  028-06367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   A. Haag Sherman
Title:  Designated Principal
Phone:  713-266-1899
Signature, Place and Date of Signing:

      A. Haag Sherman, Houston Texas  May 18, 2001


Report Type (Check only one):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


No.   13F File Number  Name
01    28-3226          Austin, Calvert & Flavin
02    28-4622          Bjurman, George D & Associates
03    28-5620          Brandes Investment Partners
04    28-4518          Companion Capital Management
05    28-3192          Davis Hamilton Jackson & Associates, L.P.
06    28-6213          Eagle Global Advisors
07    28-133           Fayez Sarofin & Co
08    28-6902          Harris, Bretail, Sullivan & Smith
09    28-2899          Jurika & Voyles, L.P.
10    28-3967          King Investment Advisors
11    28-61            Lazard Asset Management
12    28-1071          Luther King Capital Management
13    28-2397          Rittenhouse Financial Services, Inc.
14    28-3869          Rorer Asset Management, LLC
15    28-2510          Roxbury Capital Management
16    28-3968          Spears, Benzak, Salomom, and Farrell
17    28-399           State Street Global Advisors



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          Redstone Consulting, LLC
                         109 N. Post Oak Lane, Suite 200
                            Houston, Texas 77024



                                                       May 18, 2001


Securities and Exchange Commission
Washington, D.C.   20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 13-F.


Sincerely,

Redstone Consulting, LLC



A. Haag Sherman, Designated Principal